CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss)	$ 939,309	$ (18,524,477)	$ (7,195,789)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	166,625	(514,706)	136,007
Comprehensive gain (loss)	1,105,934	(19,039,183)	(7,059,782)
Comprehensive (income) loss attributable to the non- controlling interest	(39,920)	315,632	(327,941)
Comprehensive income (loss) attributable to the Company	$ 1,066,014	$ (18,723,551)	$ (7,387,723)